PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT NET

Property and equipment, net consisted of the following:

	As of December 31,
	2025	2024
Office equipment	$180,481	$178,936
Production equipment	7,207,029	7,655,936
Motor vehicles	464,965	449,808
Leasehold improvements	879,817	881,582
Total	8,732,292	9,166,262
Impairment	(2,746,026)	—
Less: accumulated depreciation and amortization	(4,604,824)	(4,240,745)
Property and equipment, net	$1,381,442	$4,925,517